Streaming transactions	12 Months Ended
Dec. 31, 2020
Streaming transactions
Streaming transactions

7.  Streaming transactions

Cobalt streaming

In June 2018, the Company entered into two different agreements, one with Wheaton Precious Metals Corp (“Wheaton”) and the other with Cobalt 27 Capital Corp. (“Cobalt 27”), to sell a stream equivalent to 75% of the cobalt to be extracted as a by-product from the Voisey’s Bay mine, in Canada. Upon completion of the transaction, the Company received an aggregate upfront payment of US$690, which the Company has been investing on the Voisey's Bay underground mine expansion project. The cobalt extraction is expected to start in 2022 and, that is when the prepayment starts to be amortized over the useful life of the mine, along with the depreciation of the Voisey's Bay underground mine assets.

Vale will also receive additional payments of 20%, on average, of the market reference price for cobalt, for each pound of finished cobalt delivered. The revenue will be recognized based on the units of cobalt extracted in relation to the total proven and probable cobalt reserves negotiated with Wheaton and Cobalt 27.

Gold streaming

In August 2016, the Company amendment the gold transaction entered into to 2013 with Wheaton Precious Metals Corp (“Wheaton”) to include in each contract an additional 25% of the gold extracted as by-product over a lifetime of the Salobo copper mine. Hence, Wheaton holds the rights to 75% of the contained gold in the copper concentrated from the Salobo mine and 70% of the gold extracted as a by-product of the Sudbury nickel mines until 2030.

The transactions were bifurcated into two identifiable components (i) the sale of the mineral rights recognized in the income statement under “Other operating income (expenses), net” and, (ii) the contract liability related to the services for gold extraction on the portion in which Vale operates as an agent for Wheaton gold extraction.

Accounting policy

 The Company recognizes contract liabilities in the event it receives payments from customers before a sale meets criteria for revenue recognition. Proceeds received under the terms of the streaming transaction are accounted for as “streaming transactions” and included within liabilities.

Contract liability is initially recognized at fair value, net of transaction costs incurred, and is subsequently carried at amortized cost and updated using the effective interest rate method. Contract liability is released in the income statement as the control of the product or service is transferred to the customer.

Critical accounting estimates and judgments

Defining the gain on sale of mineral interest and the contract liabilities portion of the gold transaction requires the use of critical accounting estimates including, but not limited to: (i) allocation of costs between nickel or copper and gold based on relative prices; (ii) expected margin for the independent components (sale of mineral rights and service for gold extraction); and (iii) discount rates used to measure the present value of future inflows and outflows.